Stockholders' Equity (Reclassifications Out of Accumulated Other Comprehensive Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	¥ (4,753,174)		¥ (5,150,750)	¥ (5,188,259)
Income before income taxes	799,450		1,011,648	699,049
Tax expense or (benefit)	(177,190)		(45,098)	(151,770)
Net income attributable to Sony Corporation's stockholders	582,191		916,271	490,794
Amount reclassified from accumulated other comprehensive income (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to Sony Corporation's stockholders	92,546		6,929	8,924
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial services revenue	82		235	(646)
Gain on sale of securities investments, net				(561)
Income before income taxes	82		235	(1,207)
Tax expense or (benefit)	(26)		(74)	264
Net income attributable to Sony Corporation's stockholders	56		161	(943)
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales			(1,093)	1,111
Net sales	106
Income before income taxes	106		(1,093)	1,111
Tax expense or (benefit)	(32)
Net income attributable to Sony Corporation's stockholders	74		(1,093)	1,111
Amount reclassified from accumulated other comprehensive income (loss) | Pension liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension liability adjustment	92,514	[1]	9,891	11,034
Tax expense or (benefit)	(24)		(403)	(423)
Net income attributable to Sony Corporation's stockholders	92,490		9,488	10,611
Amount reclassified from accumulated other comprehensive income (loss) | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign currency translation adjustments	(74)		(1,627)	(1,855)
Net income attributable to Sony Corporation's stockholders	¥ (74)		¥ (1,627)	¥ (1,855)

[1]	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.